Supplemental Condensed Consolidating Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Supplemental Condensed Consolidating Financial Information [Abstract]
Supplemental Condensed Consolidating Financial Information

17. Supplemental Condensed Consolidating Financial Information

Certain wholly owned subsidiaries of the Company serve as guarantors of the obligations under the $300 million Term Loan and $400 million Notes ("Guarantor Subsidiaries"). These guarantees are full and unconditional and joint and several. For purposes of the following footnote, SunCoke Energy, Inc. is referred to as "Issuer." The indenture dated July 26, 2011 among the Company, the guarantors party thereto and The Bank of New York Mellon Trust Company, N.A., governs subsidiaries designated as "Guarantor Subsidiaries." All other consolidated subsidiaries of the Company are collectively referred to as "Non-Guarantor Subsidiaries." Prior to the Separation Date, the Company was a wholly owned subsidiary of Sunoco. Therefore, there is no parent entity for purposes of this footnote for periods prior to the Separation Date.

The following supplemental condensed combining and consolidating financial information reflects the Issuer's separate accounts, the combined accounts of the Guarantor Subsidiaries, the combined accounts of the Non-Guarantor Subsidiaries, the combining and consolidating adjustments and eliminations and the Issuer's combined and consolidated accounts for the dates and periods indicated. For purposes of the following condensed combining and consolidating information, the Issuer's investments in its subsidiaries and the Guarantor and Non-Guarantor Subsidiaries' investments in its subsidiaries are accounted for under the equity method of accounting.

Condensed Combining and Consolidating Statement of Income

Nine Months Ended September 30, 2011

(in thousands, unaudited)

	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Revenues
Sales and other operating revenue	$—	$741,821	$371,903	$—	$1,113,724
Equity in earnings of subsidiaries	18,454	(2,191)	—	(16,263)	—
Other income, net	—	1,256	(205)		1,051

Total revenues	18,454	740,886	371,698	(16,263)	1,114,775

Costs and operating expenses
Cost of products sold and operating expenses	—	578,003	355,263		933,266
Loss on firm purchase commitment	—	—	18,544		18,544
Selling, general and administrative expenses	1,079	57,911	5,813		64,803
Depreciation, depletion and amortization	—	36,917	5,460		42,377

Total costs and operating expenses	1,079	672,831	385,080	—	1,058,990

Operating income (loss)	17,375	68,055	(13,382)	(16,263)	55,785

Interest income—affiliate	—	5,804	8,168	(1,487)	12,485
Interest income	—	1,533	(1,249)		284
Interest cost—affiliate	—	(3,536)	(1,516)	1,487	(3,565)
Interest cost	(8,844)	(16)	—		(8,860)
Capitalized interest	—	5,344	—		5,344

Total financing income (loss)	(8,844)	9,129	5,403	—	5,688

Income (loss) before income tax expense	8,531	77,184	(7,979)	(16,263)	61,473
Income tax expense (benefit)	(3,472)	13,282	283	—	10,093

Net income (loss)	12,003	63,902	(8,262)	(16,263)	51,380
Less: Net loss attributable to noncontrolling interests	—	—	(1,226)		(1,226)

Net income (loss) attributable to SunCoke Energy, Inc.	$12,003	$63,902	$(7,036)	$(16,263)	$52,606

Condensed Combining and Consolidating Statement of Income

Nine Months Ended September 30, 2010

(in thousands, unaudited)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Revenues
Sales and other operating revenue	$670,960	$339,253	$(1,016)	$1,009,197
Equity in earnings of subsidiaries	20,310	—	(20,310)	—
Other income, net	953	(773)		180

Total revenues	692,223	338,480	(21,326)	1,009,377

Costs and operating expenses
Cost of products sold and operating expenses	468,123	306,403	(1,016)	773,510
Selling, general and administrative expenses	33,190	8,347		41,537
Depreciation, depletion and amortization	30,515	5,317		35,832

Total costs and operating expenses	531,828	320,067	(1,016)	850,879

Operating income	160,395	18,413	(20,310)	158,498

Interest income—affiliate	6,744	11,221		17,965
Interest income	—	33		33
Interest cost—affiliate	(4,397)	(25)		(4,422)
Capitalized interest	421	—		421

Total financing income	2,768	11,229	—	13,997

Income before income tax expense	163,163	29,642	(20,310)	172,495
Income tax expense (benefit)	41,959	(693)	—	41,266

Net income	121,204	30,335	(20,310)	131,229
Less: Net income attributable to noncontrolling interests	—	10,466		10,466

Net income attributable to net parent investment	$121,204	$19,869	$(20,310)	$120,763

Condensed Combining and Consolidating Balance Sheet

September 30, 2011

(in thousands, unaudited)

	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Combining and Consolidating Adjustments		Total
Assets
Cash and cash equivalents	$1	$98,703	$12,146	$		$110,850
Accounts receivable	—	46,679	5,354			52,033
Inventories	—	140,997	81,439			222,436
Receivable from affiliate	—	672	—			672
Deferred income taxes	—	552	—			552
Advances to affiliate	108,118	—	—		(108,118)	—
Interest receivable from affiliate	—	3,998	—		(3,998)

Total current assets	108,119	291,601	98,939		(112,116)	386,543

Notes receivable from affiliate	—	89,000	—		(89,000)	—
Investment in Brazilian cokemaking operations	—	—	40,976			40,976
Properties, plants and equipment, net	—	1,242,444	111,055			1,353,499
Lease and mineral rights, net	—	53,392	—			53,392
Goodwill	—	9,388	—			9,388
Deferred charges and other assets	18,497	13,509	3,390			35,396
Investment in subsidiaries	1,149,881	13,269	—		(1,163,150)	—

Total assets	$1,276,497	$1,712,603	$254,360		$(1,364,266)	$1,879,194

Liabilities and Equity
Advances from affiliate	$—	$108,118	$—		$(108,118)	$—
Accounts payable	—	132,454	52,730			185,184
Current portion of long-term debt	3,000	—	—			3,000
Accrued liabilities	6,761	40,443	4,792			51,996
Interest payable from affiliate	—	—	3,998		(3,998)	—
Taxes payable	—	7,696	3,897			11,593

Total current liabilities	9,761	288,711	65,417		(112,116)	251,773

Long-term debt	694,784	—	—			694,784
Payable to affiliate	—	—	89,000		(89,000)	—
Accrual for black lung benefits	—	27,538	—			27,538
Retirement benefit liabilities	—	45,281	—			45,281
Deferred income taxes	(3,473)	227,532	(219)			223,840
Asset retirement obligations	—	10,188	2,048			12,236
Other deferred credits and liabilities	5,993	12,140	1,114			19,247
Commitments and contingent liabilities

Total liabilities	707,065	611,390	157,360		(201,116)	1,274,699

Equity
Preferred stock, $0.01 par value. Authorized 50,000 shares; no issued and outstanding shares at September 30, 2011						—
Common stock, $0.01 par value. Authorized 300,000 shares; issued and outstanding 70,006 shares at September 30, 2011	700	—	—			700
Additional paid-in capital	556,729	1,100,673	62,040		(1,163,150)	556,292
Accumulated other comprehensive income		540	(103)			437
Retained earnings	12,003	—	—			12,003

Total SunCoke Energy, Inc. stockholders' equity	569,432	1,101,213	61,937		(1,163,150)	569,432
Noncontrolling interests	—	—	35,063			35,063

Total equity	569,432	1,101,213	97,000		(1,163,150)	604,495

Total liabilities and equity	$1,276,497	$1,712,603	$254,360		$(1,364,266)	$1,879,194

Condensed Combining and Consolidating Balance Sheet

December 31, 2010

(in thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Combining and Consolidating Adjustments		Total
Assets
Cash and cash equivalents	$10	$40,082	$		$40,092
Accounts receivable	32,015	12,591			44,606
Inventories	69,734	36,876			106,610
Deferred income taxes	1,140	—			1,140

Total current assets	102,899	89,549			192,448

Notes receivable from affiliate	89,000	200,000			289,000
Investment in Brazilian cokemaking operations	—	40,976			40,976
Properties, plants and equipment, net	1,057,256	116,262			1,173,518
Lease and mineral rights, net	6,690	—			6,690
Goodwill	3,400	—			3,400
Deferred charges and other assets	9,393	3,041			12,434
Investment in subsidiaries	232,503	—		(232,503)	—

Total assets	$1,501,141	$449,828		$(232,503)	$1,718,466

Liabilities and Equity
Advances from affiliate	$777,763	$112,483		$(1,734)	$888,512
Accounts payable	84,404	21,946			106,350
Accrued liabilities	38,477	14,681			53,158
Taxes payable	3,053	4,651			7,704

Total current liabilities	903,697	153,761		(1,734)	1,055,724

Payable to affiliate	53,942	1,871			55,813
Accrual for black lung benefits	26,605	—			26,605
Retirement benefit liabilities	42,854	—			42,854
Deferred income taxes	86,149	(219)			85,930
Asset retirement obligations	9,069	1,945			11,014
Other deferred credits and liabilities	11,185	—			11,185
Commitments and contingent liabilities	—	—			—

Total liabilities	1,133,501	157,358		(1,734)	1,289,125

Equity
Net parent investment	366,754	233,556		(230,769)	369,541
Noncontrolling interests	886	58,914			59,800

Total equity	367,640	292,470		(230,769)	429,341

Total liabilities and equity	$1,501,141	$449,828		$(232,503)	$1,718,466

Condensed Combining and Consolidating Statement of Cash Flows

Nine Months Ended September 30, 2011

(in thousands, unaudited)

	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash Flows from Operating Activities:
Net income (loss)	$12,003	$63,902	$(8,262)	$(16,263)	$51,380
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Loss on firm purchase commitment	—	—	18,544		18,544
Depreciation, depletion and amortization	—	36,917	5,460		42,377
Deferred income tax expense (benefit)	(3,473)	18,103	—		14,630
Payments less than expense for retirement plans	—	267	—		267
Equity in earnings of subsidiaries	(18,453)	2,190	—	16,263	—
Changes in working capital pertaining to operating activities:
Accounts receivable	—	(11,394)	7,237		(4,157)
Inventories	—	(68,259)	(44,563)		(112,822)
Accounts payable and accrued liabilities	6,761	45,009	2,134		53,904
Taxes payable	—	(1,482)	(754)		(2,236)
Other	7,330	(8,280)	(2,258)		(3,208)

Net cash provided (used in) by operating activities	4,168	76,973	(22,462)	—	58,679

Cash Flows from Investing Activities:
Capital expenditures	—	(183,965)	(252)		(184,217)
Acquisition of business, net of cash received	—	(37,575)	—		(37,575)

Net cash used in investing activities	—	(221,540)	(252)	—	(221,792)

Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt	698,500	—	—		698,500
Debt issuance costs	(18,874)	—	—		(18,874)
Repayment of long-term debt	(750)	—	—		(750)
Purchase of noncontrolling interest in Indiana Harbor facility		(34,000)	—		(34,000)
Net increase (decrease) in advances from affiliate	(683,043)	272,425	(2,165)		(412,783)
Repayments of notes payable assumed in acquisition		(2,315)	—		(2,315)
Increase in payable to affiliate		7,150	(1,871)		5,279
Cash distributions to noncontrolling interests in cokemaking operations		—	(1,186)		(1,186)

Net cash provided by (used in) financing activities	(4,167)	243,260	(5,222)	—	233,871

Net increase (decrease) in cash and cash equivalents	1	98,693	(27,936)		70,758
Cash and cash equivalents at beginning of period	—	10	40,082		40,092

Cash and cash equivalents at end of period	$1	$98,703	$12,146	$—	$110,850

Condensed Combining and Consolidating Statement of Cash Flows

Nine Months Ended September 30, 2010

(in thousands, unaudited)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash Flows from Operating Activities:
Net income	$121,204	$30,335	$(20,310)	$131,229
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	30,515	5,317		35,832
Deferred income tax expense	10,869	16		10,885
Payments in excess of expense for retirement plans	(3,081)	—		(3,081)
Equity in earnings of subsidiaries	(20,310)	—	20,310	—
Changes in working capital pertaining to operating activities:
Accounts receivable	(3,787)	45,781		41,994
Inventories	5,505	(6,858)		(1,353)
Accounts payable and accrued liabilities	25,804	16,786		42,590
Taxes payable	2,182	654		2,836
Other	(6,755)	(252)		(7,007)

Net cash provided by operating activities	162,146	91,779	—	253,925

Cash Flows from Investing Activities:
Capital expenditures	(134,438)	(1,395)		(135,833)
Proceeds from sales of assets	72	—		72

Net cash used in investing activities	(134,366)	(1,395)	—	(135,761)

Cash Flows from Financing Activities:
Net decrease in advances from affiliate	(57,535)	(56,101)		(113,636)
Increase in payable to affiliate	29,764	532		30,296
Cash distributions to noncontrolling interests in cokemaking operations	—	(19,296)		(19,296)

Net cash used in financing activities	(27,771)	(74,865)	—	(102,636)

Net increase in cash and cash equivalents	9	15,519	—	15,528
Cash and cash equivalents at beginning of period	1	2,740		2,741

Cash and cash equivalents at end of period	$10	$18,259	$—	$18,269

16. Supplemental Condensed Consolidating Financial Information

On July 26, 2011, the Company issued $400 million aggregate principal of senior notes (the "Notes") in a private placement. The Notes bear interest at a rate of 7.625% per annum and will mature in 2019 with all principal paid at maturity. The Company also entered into a Credit Agreement dated as of July 26, 2011 with JPMorgan Chase Bank, N.A., as administrative agent, and the other parties thereto (the "Credit Agreement"). The Credit Agreement provides for a seven-year term loan in a principal amount of $300 million (the "Term Loan"), repayable in equal quarterly installments at a rate of 1.00% of the original principal amount per year, with the balance payable on the final maturity date.

Certain wholly owned subsidiaries of the Company serve as guarantors of the obligations under the $300 million Term Loan and $400 million Notes ("Guarantor Subsidiaries"). These guarantees are full and unconditional and joint and several. For purposes of the following footnote, SunCoke Energy, Inc. is referred to as "Issuer." The indenture dated July 26, 2011 among the Company, the guarantors party thereto and The Bank of New York Mellon Trust Company, N.A., governs subsidiaries designated as "Guarantor Subsidiaries." All other consolidated subsidiaries of the Company are collectively referred to as "Non-Guarantor Subsidiaries." Prior to July 18, 2011, the Company was a wholly owned subsidiary of Sunoco. Therefore, there is no parent entity for purposes of this footnote.

The following supplemental condensed combining and consolidating financial information reflects the Issuer's separate accounts, the combined accounts of the Guarantor Subsidiaries, the combined accounts of the Non-Guarantor Subsidiaries, the combining and consolidating adjustments and eliminations and the Issuer's combined and consolidated accounts for the dates and periods indicated. For purposes of the following condensed combining and consolidating information, the Issuer's investments in its subsidiaries and the Guarantor and Non-Guarantor Subsidiaries' investments in its subsidiaries are accounted for under the equity method of accounting.

SunCoke

Condensed Combining and Consolidating Statement of Income

Twelve Months Ended December 31, 2010

(in thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Revenues
Sales and other operating revenue	$874,669	$447,662	$(5,784)	$1,316,547
Equity in earnings of subsidiaries	22,501	—	(22,501)	—
Other income, net	1,339	8,707		10,046

Total revenues	898,509	456,369	(28,285)	1,326,593

Costs and operating expenses
Cost of products sold and operating expenses	628,589	414,139	(5,784)	1,036,944
Selling, general and administrative expenses	50,014	17,218		67,232
Depreciation, depletion, and amortization	41,042	7,115		48,157

Total costs and operating expenses	719,645	438,472	(5,784)	1,152,333

Operating income	178,864	17,897	(22,501)	174,260

Interest income—affiliate	8,689	14,998		23,687
Interest income	1	34		35
Interest cost—affiliate	(5,390)	(45)		(5,435)
Capitalized interest	701	—		701

Total financing income, net	4,001	14,987	—	18,988

Income before income tax expense	182,865	32,884	(22,501)	193,248
Income tax expense	43,092	3,850	—	46,942

Net income	139,773	29,034	(22,501)	146,306
Less: Net income attributable to noncontrolling interests	—	7,107		7,107

Net income attributable to net parent investment	$139,773	$21,927	$(22,501)	$139,199

SunCoke

Condensed Combining and Consolidating Statement of Income

Twelve Months Ended December 31, 2009

(in thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Revenues
Sales and other operating revenue	$661,651	$463,381	$(1,016)	$1,124,016
Equity in earnings of subsidiaries	53,403	—	(53,403)	—
Other income, net	1,318	19,652		20,970

Total revenues	716,372	483,033	(54,419)	1,144,986

Costs and operating expenses
Cost of products sold and operating expenses	461,421	400,425	(1,016)	860,830
Selling, general and administrative expenses	30,188	10,017		40,205
Depreciation, depletion, and amortization	25,392	6,931		32,323

Total costs and operating expenses	517,001	417,373	(1,016)	933,358

Operating income	199,371	65,660	(53,403)	211,628

Interest income—affiliate	8,958	15,105		24,063
Interest income	433	14		447
Interest cost—affiliate	(5,644)	(19)		(5,663)
Capitalized interest	1,493	—		1,493

Total financing income, net	5,240	15,100	—	20,340

Income before income tax expense	204,611	80,760	(53,403)	231,968
Income tax expense	14,430	6,302	—	20,732

Net income	190,181	74,458	(53,403)	211,236
Less: Net income attributable to noncontrolling interests	—	21,552		21,552

Net income attributable to net parent investment	$190,181	$52,906	$(53,403)	$189,684

SunCoke

Condensed Combining and Consolidating Statement of Income

Twelve Months Ended December 31, 2008

(in thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments		Total
Revenues
Sales and other operating revenue	$452,901	$386,035	$		$838,936
Equity in earnings of subsidiaries	42,581	—		(42,581)	—
Other income, net	1,344	(29)			1,315

Total revenues	496,826	386,006		(42,581)	840,251

Costs and operating expenses
Cost of products sold and operating expenses	302,644	328,127			630,771
Selling, general and administrative expenses	29,727	4,517			34,244
Depreciation, depletion, and amortization	17,759	6,795			24,554

Total costs and operating expenses	350,130	339,439		—	689,569

Operating income	146,696	46,567		(42,581)	150,682

Interest income—affiliate	11,314	16,037			27,351
Interest income	26	192			218
Interest cost—affiliate	(11,057)	(130)			(11,187)
Capitalized interest	3,999	—			3,999

Total financing income, net	4,282	16,099		—	20,381

Income before income tax expense	150,978	62,666		(42,581)	171,063
Income tax expense	37,738	393		—	38,131

Net income	113,240	62,273		(42,581)	132,932
Less: Net income attributable to noncontrolling interests	—	19,028			19,028

Net income attributable to net parent investment	$113,240	$43,245		$(42,581)	$113,904

SunCoke

Condensed Combining and Consolidating Balance Sheet

December 31, 2010

(in thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Combining and Consolidating Adjustments		Total
Assets
Cash and cash equivalents	$10	$40,082	$		$40,092
Accounts receivable	32,015	12,591			44,606
Inventories	69,734	36,876			106,610
Deferred income taxes	1,140	—			1,140

Total current assets	102,899	89,549		—	192,448

Notes receivable from affiliate	89,000	200,000			289,000
Investment in Brazilian cokemaking operations	—	40,976			40,976
Properties, plants and equipment, net	1,063,946	116,262			1,180,208
Deferred charges and other assets	12,793	3,041			15,834
Investment in subsidiaries	232,503	—		(232,503)	—

Total assets	$1,501,141	$449,828		$(232,503)	$1,718,466

Liabilities and Equity
Advances from affiliate	$777,763	$112,483		$(1,734)	$888,512
Accounts payable	84,404	21,946			106,350
Accrued liabilities	38,477	14,681			53,158
Taxes payable	3,053	4,651			7,704

Total current liabilities	903,697	153,761		(1,734)	1,055,724

Payable to affiliate	53,942	1,871			55,813
Accrual for black lung benefits	26,605	—			26,605
Retirement benefit liabilities	42,854	—			42,854
Deferred income taxes	86,149	(219)			85,930
Asset retirement obligations	9,069	1,945			11,014
Other deferred credits and liabilities	11,185	—			11,185
Commitments and contingent liabilities

Total liabilities	1,133,501	157,358		(1,734)	1,289,125

Equity
Net parent investment	366,754	233,556		(230,769)	369,541
Noncontrolling interests	886	58,914			59,800

Total equity	367,640	292,470		(230,769)	429,341

Total liabilities and equity	$1,501,141	$449,828		$(232,503)	$1,718,466

SunCoke

Condensed Combining and Consolidating Balance Sheet

December 31, 2009

(in thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Combining and Consolidating Adjustments		Total
Assets
Cash and cash equivalents	$1	$2,740	$		$2,741
Accounts receivable	26,096	53,243			79,339
Inventories	69,206	37,373			106,579

Total current assets	95,303	93,356		—	188,659

Notes receivable from affiliate	89,000	200,000			289,000
Investment in Brazilian cokemaking operations	—	40,976			40,976
Properties, plants and equipment, net	891,009	121,762			1,012,771
Deferred charges and other assets	13,033	2,247			15,280
Investment in subsidiaries	252,297	—		(252,297)	—

Total current assets	$1,340,642	$458,341		$(252,297)	$1,546,686

Liabilities and Equity
Advances from affiliate	$307,837	$99,555		$1,859	$409,251
Accounts payable	56,891	18,067			74,958
Accrued liabilities	27,143	2,849			29,992
Taxes payable	1,357	4,477			5,834
Deferred income taxes	534	—			534

Total current liabilities	393,762	124,948		1,859	520,569

Payable to affiliate	23,857	1,161			25,018
Accrual for black lung benefits	24,092	—			24,092
Retirement benefit liabilities	85,003	—			85,003
Deferred income taxes	55,237	(193)			55,044
Asset retirement obligations	8,478	1,818			10,296
Other deferred credits and liabilities	11,046	—			11,046
Commitments and contingent liabilities

Total liabilities	601,475	127,734		1,859	731,068

Equity
Net parent investment	739,167	257,869		(255,042)	741,994
Noncontrolling interests	—	72,738		886	73,624

Total equity	739,167	330,607		(254,156)	815,618

Total liabilities and equity	$1,340,642	$458,341		$(252,297)	$1,546,686

SunCoke

Condensed Combining and Consolidating Statement of Cash Flows

Twelve Months Ended December 31, 2010

(in thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash Flows from Operating Activities:
Net income	$139,773	$29,034	$(22,501)	$146,306
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	41,042	7,115		48,157
Deferred income tax expense	15,452	(26)		15,426
Payments in excess of expense for retirement plans	(5,979)	—		(5,979)
Equity in earnings of subsidiaries	(22,501)	—	22,501	—
Changes in working capital pertaining to operating activities:
Accounts receivable	(5,919)	40,652		34,733
Inventories	(528)	497		(31)
Accounts payable and accrued liabilities	38,452	15,711		54,163
Taxes payable	1,696	174		1,870
Other	3,073	(1,115)		1,958

Net cash provided by operating activities	204,561	92,042	—	296,603

Cash Flows from Investing Activities:
Capital expenditures	(214,042)	(1,615)		(215,657)
Proceeds from sales of assets	1,736	—		1,736

Net cash used in investing activities	(212,306)	(1,615)	—	(213,921)

Cash Flows from Financing Activities:
Net decrease in advances from affiliate	(23,331)	(32,864)		(56,195)
Contribution from parent	1,000	—		1,000
Increase in payable to affiliate	30,085	710		30,795
Cash distributions to noncontrolling interests in cokemaking operations	—	(20,931)		(20,931)

Net cash used in financing activities	7,754	(53,085)	—	(45,331)

Net increase in cash and cash equivalents	9	37,342	—	37,351
Cash and cash equivalents at beginning of period	1	2,740		2,741

Cash and cash equivalents at end of period	$10	$40,082	$—	$40,092

SunCoke

Condensed Combining and Consolidating Statement of Cash Flows

Twelve Months Ended December 31, 2009

(in thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash Flows from Operating Activities:
Net income	$190,181	$74,458	$(53,403)	$211,236
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	25,392	6,931		32,323
Deferred income tax expense	14,639	535		15,174
Payments less than expense for retirement plans	3,309	—		3,309
Equity in earnings of subsidiaries	(53,403)	—	53,403	—
Changes in working capital pertaining to operating activities:
Accounts receivable	8,387	(46,964)		(38,577)
Inventories	(25,497)	(1,581)		(27,078)
Accounts payable and accrued liabilities	316	(8,616)		(8,300)
Taxes payable	184	(424)		(240)
Other	1,393	(1,994)		(601)

Net cash provided by (used in) operating activities	164,901	22,345	—	187,246

Cash Flows from Investing Activities:
Capital expenditures	(213,428)	(1,766)		(215,194)
Proceeds from sales of assets	69	19		88

Net cash used in investing activities	(213,359)	(1,747)	—	(215,106)

Cash Flows from Financing Activities:
Net increase in advances from affiliate	48,442	(22,945)		25,497
Increase in payable to affiliate	16	717		733
Cash distributions to noncontrolling interests in cokemaking operations	—	(18,611)		(18,611)

Net cash provided by (used in) financing activities	48,458	(40,839)	—	7,619

Net decrease in cash and cash equivalents	—	(20,241)	—	(20,241)
Cash and cash equivalents at beginning of period	1	22,981		22,982

Cash and cash equivalents at end of period	$1	$2,740	$—	$2,741

SunCoke

Condensed Combining and Consolidating Statement of Cash Flows

Twelve Months Ended December 31, 2008

(in thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash Flows from Operating Activities:
Net income	$113,240	$62,273	$(42,581)	$132,932
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	17,759	6,795		24,554
Deferred income tax expense	15,222	(604)		14,618
Payments in excess of expense for retirement plans	1,607	—		1,607
Equity in earnings of subsidiaries	(42,581)	—	42,581	—
Changes in working capital pertaining to operating activities:
Accounts receivable	(18,497)	4,829		(13,668)
Inventories	(19,516)	(13,158)		(32,674)
Accounts payable and accrued liabilities	27,993	11,485		39,478
Taxes payable	(157)	(557)		(714)
Other	714	4,483		5,197

Net cash provided by operating activities	95,784	75,546	—	171,330

Cash Flows from Investing Activities:
Capital expenditures	(301,970)	(2,503)		(304,473)
Proceeds from sales of assets	4	—		4

Net cash used in investing activities	(301,966)	(2,503)	—	(304,469)

Cash Flows from Financing Activities:
Net increase in advances from affiliate	247,374	(41,543)		205,831
Repayments of revolving credit loans from affiliate	(10,000)	—		(10,000)
Repayments of borrowings under deficit funding agreement with related party	(55,968)	—		(55,968)
Increase in payable to affiliate	23,679	445		24,124
Cash distributions to noncontrolling interests in cokemaking operations	—	(30,284)		(30,284)

Net cash provided by (used in) financing activities	205,085	(71,382)	—	133,703

Net increase (decrease) in cash and cash equivalents	(1,097)	1,661	—	564
Cash and cash equivalents at beginning of period	1,098	21,320		22,418

Cash and cash equivalents at end of period	$1	$22,981	$—	$22,982